Note 1 - Organization-10Q	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1.         ORGANIZATION

Nature of Business

Kiromic BioPharma, Inc. and subsidiaries (the "Company" or “We”) are a clinical stage, fully integrated biotherapeutics company formed under the Texas Business Organizations Code in December 2012. We maintain offices in Houston, Texas. We have not generated any revenue to date.

We are an allogeneic Gamma Delta T-cell therapy company featuring unique, proprietary end-to-end bioinformatic, AI targeting and manufacturing technologies to address solid tumors. Our end-to-end approach consists of target discovery and validation, product development, and on-site current Good Manufacturing Practices (“cGMP”) which we believe will allow us to leverage a new framework for the next generation of cell therapies.

From a development standpoint, we utilize innovative non-engineered and engineered allogeneic Gamma Delta T (GDT) cell technologies and are developing proprietary, virus-free cell engineering methods to develop novel therapies for solid tumors that we believe will be effective and cost-efficient. Deltacel™ (Deltacel) is our first off-the-shelf, non-engineered GDT cell-based product currently in a Phase 1 clinical stage. Our Isocel™ ("Isocel") and Procel™ ("Procel") product candidates consist of allogeneic, engineered, off-the-shelf GDT cells and they are currently in the preclinical development stage. Our Isocel product candidate consists of engineered GDTs that target Mesothelin Isoform 2 (“Iso-Meso”), a target that we have discovered and prioritized using our Diamond AI bio-informatic platform. Our Procel product candidate consists of engineered GDTs that target PD-L1. Our Deltacel product candidate consists of non-engineered GDTs which we expand, enrich, and activate ex-vivo through a proprietary process, and it is intended to treat solid tumors regardless of the specific tumor antigen expression. Isocel consists of engineered GDTs targeting solid tumors expressing a tumor-specific variant (Isoform) of Mesothelin (“Iso-Meso”), while Procel consists of engineered GDTs targeting PD-L1 positive tumors.

We have a total of five clinical programs to study our key product candidates:

1)

Deltacel-01: This clinical trial is active, and will evaluate Deltacel in combination with low-dose targeted radiation for patients with stage 4 or locally-advanced non-small cell lung cancer (NSCLC). Deltacel was granted Fast-Track Designation status by the FDA in August 2024. This trial has entered the second part, dose-expansion phase, in September 2024.

2)	Isocel combination: This clinical trial will evaluate Isocel in combination with low-dose radiation for patients with Mesothelin Isoform 2 positive solid malignancies.

3)	Alexis-ISO-1: This clinical trial will evaluate Isocel in patients with Mesothelin Isoform 2 positive solid malignancies.

4)	Procel combination: This clinical trial will evaluate Procel in combination with low-dose radiation for patients with PD-L1 positive solid malignancies.

5)	Alexis-PRO-1: This clinical trial will evaluate Procel in patients with PD-L1 positive solid malignancies.

Depending on pre-clinical evidence, we might submit 1 IND for Isocel and 1 for Procel, for a total of two new INDs to study our product candidates either with or without low-dose radiation.

Going Concern— These consolidated financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company has incurred significant losses and negative cash flows from operations since inception and expects to incur additional losses until such time that it can generate significant revenue from the commercialization of its product candidates. The Company had negative cash flow from operations of $15.8 million for the nine months ended September 30, 2024, and an accumulated deficit of $143.3 million as of September 30, 2024. To date, the Company has relied on equity and debt financing to fund its operations. The Company’s product candidates are still in the early stages of clinical trials and development, and substantial additional financing will be needed by the Company to fund its operations and ongoing research and development efforts prior to the commercialization, if any, of its product candidates. The Company does not have sufficient cash on hand or available liquidity to meet its obligations through the twelve months following the date the condensed consolidated financial statements are issued. This condition raises substantial doubt about the Company’s ability to continue as a going concern.

Given its projected operating requirements and its existing cash and cash equivalents, management’s plans include evaluating different strategies to obtain the required funding for future operations. These plans may include, but are not limited to, additional funding from private or public equity or debt offerings with current or new investors. However, there can be no assurance that the Company will be able to secure such additional financing, or if available, that it will be sufficient to meet its needs or on favorable terms. Therefore, the plans cannot be deemed probable of being implemented. As a result, the Company has concluded management’s plans do not alleviate substantial doubt about the Company’s ability to continue as a going concern. In the event the Company is unable to secure financing sufficient to allow it to meet its obligations as they become due, the Company may need to file a voluntary petition for relief under the United States Bankruptcy Code in order to implement a restructuring plan or liquidation.

The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

1.	ORGANIZATION

Nature of Business

Kiromic BioPharma, Inc. and subsidiaries (the “Company”) is a clinical stage fully integrated biotherapeutics company formed under the Texas Business Organizations Code in December 2012. The Company maintains offices in Houston, Texas. The Company has not generated any revenues to date.

The Company is an allogeneic Gamma Delta T-cell therapy company featuring unique, proprietary, end-to-end bioinformatic, AI targeting, and manufacturing technologies to address solid tumors. Our end-to-end approach consists of target discovery and validation, product development, and on-site current good manufacturing practices (“cGMP”), which we believe will allow us to leverage a new framework for the next generation of cell therapies.

From a development standpoint, the Company utilizes innovative engineered and non-engineered GDT manufacturing technologies and is developing proprietary, virus-free gene editing tools, to develop novel therapies for solid tumors that we believe will be effective and cost-efficient. The Procel, Isocel, and Deltacel product platform candidates consist of allogeneic cell therapy candidates that are currently in the preclinical development stage. Our Procel product candidate consists of engineered GDTs targeting PD-L1. Our Isocel product candidate consists of engineered GDTs targeting Mesothelin Isoform 2 positive tumors (“Iso-Meso”). Our Deltacel product candidate consists of non-engineered GDTs that have been expanded, enriched, and activated ex-vivo through a proprietary process, and are used to treat solid tumors regardless of the specific tumor antigen expression. Procel consists of engineered GDTs targeting PD-L1 positive tumors, while Isocel consists of engineered GDTs targeting solid tumors expressing a tumor-specific variant (Isoform) of Mesothelin (“Iso-Meso”).

We currently have three product candidates: 1) Deltacel™, non-engineered GDTs, expanded and activated with proprietary technology; 2) IsocelTM, GDTs engineered with an anti-Mesothelin isoform Chimeric Antigen Receptor; and 3) Procel™, GDTs engineered with a PD-1 switch receptor.

The Company is developing a novel and virus-independent engineering method, which will result in the submission of new IND applications for clinical programs. These applications are expected to be ready for submission to the FDA in the first half of 2025, subject to sufficient financing to support the progression of the developments of those additional clinical trial candidates. Depending on evidence from preclinical studies, we may limit the new IND submission to two instead of four: one for Isocel and one for Procel. Refer to Item 1- Business for more information.

Reverse Stock Split — On March 10, 2023, the Company’s board of directors approved a one-for-thirty reverse split of the Company’s issued and outstanding shares of common stock (“the Reverse Stock Split”). In addition, a proportionate adjustment was made to the per share exercise price and the number of shares issuable upon the exercise of all outstanding stock options, restricted stock units and warrants to purchase shares of common stock and the number of shares reserved for issuance pursuant to the Company’s equity incentive compensation plans. Any fraction of a share of common stock that would be created as a result of the Reverse Stock Split was rounded up to the next whole share. Unless noted otherwise, all common shares and per share amounts contained in the consolidated financial statements have been retroactively adjusted for the Reverse Stock Split.

Credit Memo — During the year ended December 31, 2023, the Company entered into an engagement letter with a vendor whereby we renegotiated the terms of services to be received and the amounts to be paid for such services. As part of this negotiation, the Company obtained a credit memo (the “Credit Memo”) of $1.10 million against the amounts outstanding as of June 30, 2023. This credit memo has been recognized as follows:

●	Reduction to accounts payable of $1.10 million

●	Reduction of deferred financing costs of $0.36 million

●	Increase to other income of $0.74 million

Notice of Delisting — On September 12, 2023, the Company received written notice from the Nasdaq Stock Market, LLC (“Nasdaq”) that it would delist the Company’s shares of common stock from the Nasdaq Capital Market upon the opening of trading on September 14, 2023. As of this date, the Company’s common stock was delisted from the NASDAQ and began trading on the OTC Pink Sheets. On November 17, 2023, the Company successfully uplisted to and began trading on the OTCQB exchange. The transition of the Company’s stock to the OTCQB exchange has not had any impact on its day-to-day operations, nor does the Company anticipate an impact to its operations.

Going Concern —These consolidated financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company has incurred significant losses and negative cash flows from operations since inception and expects to incur additional losses until such time that it can generate significant revenue from the commercialization of its product candidates. The Company had negative cash flow from operations of $21,225,300 for the year ended December 31, 2023, and an accumulated deficit of $122,896,800 as of December 31, 2023. To date, the Company has relied on equity and debt financing to fund its operations. The Company’s product candidates are still in the early stages of development, and substantial additional financing will be needed by the Company to fund its operations and ongoing research and development efforts prior to the commercialization, if any, of its product candidates. The Company does not have sufficient cash on hand or available liquidity to meet its obligations through the twelve months following the date the consolidated financial statements are issued. This condition raises substantial doubt about the Company’s ability to continue as a going concern.

Given its projected operating requirements and its existing cash and cash equivalents, management’s plans include evaluating different strategies to obtain the required funding of future operations. These plans may include, but are not limited to, additional funding from current or new investors. However, there can be no assurance that the Company will be able to secure such additional financing, or if available, that it will be sufficient to meet its needs or on favorable terms. Therefore, the plans cannot be deemed probable of being implemented. As a result, the Company has concluded that management’s plans do not alleviate substantial doubt about the Company’s ability to continue as a going concern. In the event the Company is unable to secure financing sufficient to allow it to meet its obligations as they become due, the Company may need to file a voluntary petition for relief under the United States Bankruptcy Code in order to implement a restructuring plan or liquidation.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.